Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated February 7, 2017

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2016, as supplemented June 16, 2016, June 30, 2016, October 7, 2016, October 11, 2016 and December 9, 2016 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Sub-Adviser Change for Emerging Markets Equity Portfolio

In connection with the replacement of Massachusetts Financial Services Company (“MFS”) by Aberdeen Asset Managers Limited (“Aberdeen”) as sub-adviser to the Fund’s Emerging Markets Equity Portfolio (the “Portfolio”) effective on or about March 24, 2017, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective March 24, 2017:

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:

“The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers that are tied economically to emerging market countries. The Portfolio invests primarily in common stocks, but may also invest in other types of equity securities, including but not limited to, preferred stocks and American Depositary Receipts (ADRs) and other depositary receipts for those securities.

Emerging market countries include countries determined by the Portfolio’s adviser to have emerging market economies, taking into account a number of factors, such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is considered to be an emerging market company if the adviser determines that the company meets one or more of the following criteria: the company

•	is organized under the laws of, or has its principal office in an emerging market country;

•	has its principal securities trading market in an emerging market country;

•	derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•	issues securities denominated in the currency of an emerging market country (and meets one of the other criteria set forth above).

The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries. The Portfolio may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.

The Portfolio may invest in companies of any size. The Portfolio may invest in securities of any market sector and, from time to time, may hold a significant amount of securities of companies within a single sector. The adviser may invest a large percentage of the Portfolio’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The adviser employs a fundamental “bottom up” equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Investments are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the adviser seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion. The team also considers how a company’s corporate governance and risk management practices may affect that company’s long-term value. In the price filter, the adviser assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe.

The Portfolio may sell a security when the adviser perceives that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.”

The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended by deleting the “Investment Style Risk” factor, and adding the following “Sector Concentration Risk” factor:

“∎ Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.”

In addition, the “Liquidity Risk” factor in the “PRINCIPAL RISKS” section of the Portfolio’s Summary is revised as follows:

“∎ Liquidity Risk – Markets for small and micro cap stocks and foreign securities, in particular emerging markets securities, may be less liquid than markets for larger cap stocks and domestic securities, and therefore may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn. The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Portfolio.”

The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following sentence as the third sentence of the first paragraph:

“Prior to March 24, 2017, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

The “PORTFOLIO MANAGEMENT” section of the Portfolio’s Summary is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Aberdeen Asset Managers Limited (“Aberdeen”)

Portfolio Managers: The Portfolio is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Portfolio:

Hugh Young, Managing Director – Asia, has managed the Portfolio since March 2017.

Devan Kaloo, Head of Equities, has managed the Portfolio since March 2017.

Joanne Irvine, Head of Emerging Markets (ex-Asia), has managed the Portfolio since March 2017.

Mark Gordon-James, CFA, Senior Investment Manager, has managed the Portfolio since March 2017.

Flavia Cheong, CFA, Head of Equities – Asia (ex-Japan), has managed the Portfolio since March 2017.”

The paragraph relating to Massachusetts Financial Services Company under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers” is revised as follows:

“Massachusetts Financial Services Company (MFS®(1)), 111 Huntington Avenue, Boston, Massachusetts 02199, has served as sub-adviser for the Research International Core Portfolio since May 2007. MFS is America’s oldest mutual fund organization. MFS® and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, majority-owned subsidiary of Sun Life Financial Inc., a diversified financial services company.”

The following paragraph is added about Aberdeen under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers:”

“Aberdeen Asset Managers Limited (“Aberdeen”), Bow Bells House, 1 Bread Street, London, England, EC4M9HH, has served as sub-adviser to the Emerging Markets Equity Portfolio since March 2017. Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which is the parent company of an asset management group managing assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies. In rendering investment advisory services to the Emerging Markets Equity Portfolio, Aberdeen may use the resources of its affiliates. Aberdeen and its affiliates have entered into a memorandum of understanding/personnel sharing procedures pursuant to which investment professionals from Aberdeen’s affiliates may provide portfolio management and research services to the Portfolio, as associated persons of Aberdeen. No remuneration is paid by the Emerging Markets Equity Portfolio with respect to the memorandum of understanding/personnel sharing arrangements.”

The following text replaces the information under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Emerging Markets Equity Portfolio:”

“The Portfolio is managed by Aberdeen’s Global Emerging Markets Equity Team. The team members are jointly and primarily responsible for the day-to-day management of the Portfolio,

(1)	MFS® is a registered trademark of Massachusetts Financial Services Company.

with the following members having the most significant responsibility for the day-to-day management of the Portfolio:

Hugh Young, is a Director of Aberdeen Asset Management PLC and Managing Director of the Group’s Asian business. He has overall responsibility for the Group’s active equity, fixed income and property capabilities. Mr. Young joined Aberdeen in 1985 to manage Asian equities from London, having previously held posts at Fidelity International and MGM Assurance. He founded Singapore-based Aberdeen Asia in 1992.

Devan Kaloo, is Global Head of Equities and Head of Global Emerging Markets Equities for Aberdeen. Mr. Kaloo joined Aberdeen in 2000 as part of the Asian equities team in Singapore, before later transferring to London where he took up the position of Head of Global Emerging Markets Equities in 2005. In 2015 he was promoted to Global Head of Equities and joined Aberdeen’s Group management board. Mr. Kaloo started in fund management in 1994 covering Latin America, before subsequently working with the North American equities, global asset allocation and eventually the Asian equities teams.

Joanne Irvine, is Head of Emerging Markets (ex-Asia) on the Global Emerging Markets Equity Team in London. Ms. Irvine joined Aberdeen in 1996 in a group development role, and moved to the Global Emerging Markets Equity Team in 1997. Prior to Aberdeen, Ms. Irvine was with Rutherford Manson Dowds (subsequently acquired by Deloitte), specializing in raising private equity and bank funding for private companies.

Mark Gordon-James, CFA, is a Senior Investment Manager on the Global Emerging Markets Equities Team. Mr. Gordon-James joined Aberdeen in 2004 from Merrill Lynch Investment Managers where he worked with the emerging markets team.

Flavia Cheong, CFA, is Head of Equities – Asia (ex-Japan) on the Asian Equities Team, where, in addition to sharing responsibility for company research, she oversees regional portfolio construction. Before joining Aberdeen in 1996, she was an economist with the Investment Company of the People’s Republic of China, and earlier with the Development Bank of Singapore.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Emerging Markets Equity Portfolio

Supplement Dated February 7, 2017

to the

Summary Prospectus for the Emerging Markets Equity Portfolio Dated May 1, 2016

The following information supplements the Summary Prospectus for the Emerging Markets Equity Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2016 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Sub-Adviser Change

On or about March 24, 2017, Aberdeen Asset Managers Limited (“Aberdeen”) will replace Massachusetts Financial Services Company (“MFS”) as the sub-adviser for the Fund’s Emerging Markets Equity Portfolio (the “Portfolio”). Aberdeen will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on November 30, 2016. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective March 24, 2017 as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers that are tied economically to emerging market countries. The Portfolio invests primarily in common stocks, but may also invest in other types of equity securities, including but not limited to, preferred stocks and American Depositary Receipts (ADRs) and other depositary receipts for those securities.

Emerging market countries include countries determined by the Portfolio’s adviser to have emerging market economies, taking into account a number of factors, such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is considered to be an emerging market company if the adviser determines that the company meets one or more of the following criteria: the company

•	is organized under the laws of, or has its principal office in an emerging market country;

•	has its principal securities trading market in an emerging market country;

•	derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•	issues securities denominated in the currency of an emerging market country (and meets one of the other criteria set forth above).

The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries. The Portfolio may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.

The Portfolio may invest in companies of any size. The Portfolio may invest in securities of any market sector and, from time to time, may hold a significant amount of securities of companies within a single sector. The adviser may invest a large percentage of the Portfolio’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The adviser employs a fundamental “bottom up” equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Investments are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the adviser seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion. The team also considers how a company’s corporate governance and risk management practices may affect that company’s long-term value. In the price filter, the adviser assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe.

The Portfolio may sell a security when the adviser perceives that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.”

The “PRINCIPAL RISKS” section is amended by deleting the “Investment Style Risk” factor, and adding the following “Sector Concentration Risk” factor:

“∎ Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.”

In addition, the “Liquidity Risk” factor in the “PRINCIPAL RISKS” section is revised as follows:

“∎ Liquidity Risk – Markets for small and micro cap stocks and foreign securities, in particular emerging markets securities, may be less liquid than markets for larger cap stocks and domestic securities, and therefore may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn. The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Portfolio.”

The “PERFORMANCE” section is amended by inserting the following sentence as the third sentence of the first paragraph:

“Prior to March 24, 2017, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Aberdeen Asset Managers Limited (“Aberdeen”)

Portfolio Managers: The Portfolio is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Portfolio:

Hugh Young, Managing Director – Asia, has managed the Portfolio since March 2017.

Devan Kaloo, Head of Equities, has managed the Portfolio since March 2017.

Joanne Irvine, Head of Emerging Markets (ex-Asia), has managed the Portfolio since March 2017.

Mark Gordon-James, CFA, Senior Investment Manager, has managed the Portfolio since March 2017.

Flavia Cheong, CFA, Head of Equities – Asia (ex-Japan), has managed the Portfolio since March 2017.”

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.